Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 - Property and Equipment

Property and equipment are comprised of the following at:

	September 30, 2022	June 30, 2022
Vehicles	$ 212,658	$ 212,658
Building	201,823	201,823
Equipment	16,192	16,192
Leasehold improvements	31,000	31,000
Furniture and fixtures	28,321	28,321
	489,994	489,994
Accumulated depreciation	(151,318)	(141,125)

Property and equipment, net	$ 338,676	$ 348,869

Note 2 – Property and Equipment

Property and equipment are comprised of the following at:

	June 30, 2022	June 30, 2021
Vehicles	$ 212,658	$ 115,135
Building	201,823	-
Equipment	16,192	25,115
Leasehold improvements	31,000	31,000
Furniture and fixtures	28,321	25,085
	489,994	196,335
Accumulated depreciation	(141,125)	(109,523)

Property and equipment, net	$ 348,869	$ 86,812